ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE ARRANGEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets
Cash and cash equivalents	$ 279,306		¥ 1,809,288	$ 168,774	¥ 1,093,285	¥ 530,536	¥ 134,376
Accounts receivable	95,797		620,556		260,347
Prepayments and other current assets	55,363		358,631		180,029
Due from related parties	9,843		63,762		43,570
Deferred tax assets	610		3,954		2,693
Total current assets	469,539		3,041,586		2,093,545
Non-current assets:
Property and equipment, net	18,421		119,329		45,905
Intangible assets, net	35,819		232,029		199,616
Goodwill	94,665		613,220	$ 40,397	261,686	¥ 52,819
Investment in equity investees	30,832		199,723		131,707
Other long-term investments	107,829		698,497		207,135
Deferred tax assets	1,983		12,843		6,384
Other non-current assets	3,924		25,422		55,197
Total non-current assets	293,473		1,901,063		907,630
Total assets	763,012		4,942,649		3,001,175
Current liabilities
Accounts payable	21,149		136,997		61,793
Accrued expenses and other current liabilities	200,266		1,297,288		481,694
Deferred revenue	8,360		54,155		44,180
Due to related parties	9,661		62,580		29,885
Total current liabilities	263,776		1,708,687		621,656
Other non-current liabilities	11,397		73,826		29,525
Total noncurrent liabilities	28,687		185,832		96,650
Total liabilities	292,463		1,894,519		718,306
VIEs
Current assets
Cash and cash equivalents	22,872		148,161		69,702
Accounts receivable	31,615		204,798		125,909
Prepayments and other current assets	22,986		148,896		40,702
Due from related parties	20,740		134,349		224,776
Total current assets	98,213		636,204		461,089
Non-current assets:
Property and equipment, net	8,045		52,114		35,026
Intangible assets, net	905		5,864		32,323
Goodwill	149		962		24,708
Investment in equity investees	7,633		49,442		52,778
Other long-term investments	19,338		125,265		120,000
Other non-current assets	677		4,396		5,932
Total non-current assets	36,747		238,043		270,767
Total assets	134,960		874,247		731,856
Current liabilities
Accounts payable	9,686		62,745		37,818
Accrued expenses and other current liabilities	21,601		139,927		95,809
Deferred revenue	4,523		29,296		34,225
Due to related parties	80,858		523,781		422,673
Total current liabilities	116,668		755,749		590,525
Other non-current liabilities	333		2,160		2,828
Total noncurrent liabilities	333		2,160		2,828
Total liabilities	$ 117,001		757,909		593,353
VIEs | Exclusive technology development, support and consulting agreements
Variable Interest Entity [Line Items]
Minimum service fees as percentage of VIE pre-tax revenue	30.00%	30.00%
VIEs | Loan agreements
Variable Interest Entity [Line Items]
Loans granted to nominee shareholders by primary beneficiaries	$ 2,593	¥ 16,800
VIEs | Shareholder voting proxy agreements
Variable Interest Entity [Line Items]
Shareholder voting proxy agreement effective term	10 years	10 years
Period of notice to terminate the agreement	30 days	30 days
VIEs | Business operation agreements
Variable Interest Entity [Line Items]
Term of business operation agreement	10 years	10 years
VIEs | Subsidiaries | Due to Subsidiaries
Current liabilities
Total current liabilities	$ 73,850		¥ 478,385		¥ 411,212